CSMC 2022-NQM1 Trust ABS-15G

Exhibit 99.47

Loan Level Exceptions

Run Date - XX/XX/XXXX

Recovco Loan ID	Loan #1	Loan #2	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
ZIJCGL4G3DJ	XXXXXXXX	XXXXXXXX	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   There is no clear evidence of an initial application date in the file. The earliest 1003 in the file was prepared XX/XX/XXXX; however, the file contains documents dated prior to this date. Auditor is unable to determine the true initial application date and therefore, can't determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List,  ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure. The defect can be resolved by providing the initial application date.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) ROR funding date before end of required rescission period  - EV R
													COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
BHSHGUTIF1J	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
OEVW40LCFPG	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
AVYEEOU3534	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
P23BPYYH2YJ	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The file does not include a copy of the title commitment reflecting the minimum required amount of lender coverage for the subject transaction.  A copy of this required document must be uploaded to the file.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
													COMMENT: Missing Third Party Valuation to support the aprpaisal.
5EDMJUEFCSX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
YHFAYNGA33H	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
KB5YCX4ILYV	XXXXXXXX	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title report in the file reflects the insured amount as $XXX. However, the Note is amount is $XXX

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) ROR funding date before end of required rescission period  - EV R
													COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
XQI4H3AOY4V	XXXXXXXX	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Points Fee on- XX/XX/XXXX LE disclosure and Appraisal Fee on XX/XX/XXXX LE disclosure was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $ $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The decrease to lender credits on the disclosure issued on XX/XX/XXXX was not accepted. Although the decrease is valid, because a COC was not provided, auditor is unable to determine if the revised CD was disclosed within 3 business days of the decrease. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing the date of the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   Missing complete PITIA documentation for the primary residence.

*** (CURED) Missing Title evidence - EV R
COMMENT:   Complete title evidence is missing from the file.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   There is no date evident on the 1003. Although the earliest 1003 may be signed and dated by the consumer(s), the prepared date is not provided and therefore, auditor is not able to determine the initial application date. Without this date, we cannot determine whether or not early disclosures, including the LE, were provided within 3-business days of the application. The defect can be resolved by providing the initial application date.

*** (CURED) Missing TRID RESPA Disclosures - EV R
													COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
1SRQ5JMQLE4	XXXXXXXX	XXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) Note is missing or unexecuted - EV R
													COMMENT: The Note is missing. The defect can be resolved by providing the executed missing document.
BF0PM551YFV	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
UC5KXI0CDZB	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
3EHL4CEQT1M	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
NGOGL4SJAOD	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
BVPMAKXP1LS	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
KZBYFIA4MAG	XXXXXXXX	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 8/30/21 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
													COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.